Segment and Geographic Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 4,920	$ 4,007	$ 3,233
Staff costs: Share-based compensation cost (equity settled)	(1,052)	(820)	(1,070)
Other non-staff costs	(3)	5	(80)
Operating income (loss)	900	831	111
Income (loss) from equity investments, net	14	(237)	(20)
Interest income, net	111	116	110
Other non-operating income (loss), net	132	10	11
Income (loss) before income taxes	1,157	720	212
Income tax benefit (expense)	(253)	72	94
Net income (loss)	904	792	306
Reportable Segment
Segment Reporting Information [Line Items]
Revenue	4,920	4,007	3,233
Staff costs: Salaries, bonuses and benefits	(1,674)	(1,320)	(1,300)
Staff costs: Share-based compensation cost (equity settled)	(1,052)	(820)	(1,037)
Staff costs: Employer taxes related to share-based compensation	(160)	(224)	(176)
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expenses), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(881)	(634)	(367)
Amortization	(100)	(87)	(86)
Depreciation	(150)	(96)	(76)
Operating income (loss)	$ 900	$ 831	$ 111
Operating margin	18.00%	21.00%	3.00%
Income (loss) from equity investments, net	$ 14	$ (237)	$ (20)
Interest income, net	111	116	110
Other non-operating income (loss), net	132	10	11
Income (loss) before income taxes	1,157	720	212
Income tax benefit (expense)	(253)	72	94
Net income (loss)	904	792	306
License and Other Revenue
Segment Reporting Information [Line Items]
Revenue	2,307	1,839	1,431
License and Other Revenue | Reportable Segment
Segment Reporting Information [Line Items]
Revenue	2,307	1,839	1,431
Royalty Revenue
Segment Reporting Information [Line Items]
Revenue	2,613	2,168	1,802
Royalty Revenue | Reportable Segment
Segment Reporting Information [Line Items]
Revenue	$ 2,613	$ 2,168	$ 1,802